Intangible assets, net	12 Months Ended
Dec. 31, 2024
Intangible assets, net
Intangible assets, net

15.   Intangible assets, net

The following table summarizes the Group’s intangible assets:

	December 31,
	2023	2024
	US$	US$

Gross carrying amount
Trademark	515,671	515,646
Customer relationships	154,819	154,808
Non-compete agreement	12,100	12,100
Software	9,431	9,341
Operating rights	6,530	6,434
Licenses	8,956	8,836
Technology	14,491	14,475
Domain names	1,778	1,801
Others	1,404	1,504

Total of gross carrying amount	725,180	724,945

Less: accumulated amortization

Trademark	(197,722)	(249,890)
Customer relationships	(152,894)	(154,529)
Non-compete agreement	(12,100)	(12,100)
Software	(8,824)	(8,585)
Operating rights	(6,430)	(6,336)
Licenses	(2,438)	(2,992)
Technology	(6,801)	(8,771)
Domain names	(914)	(1,028)
Others	(537)	(681)

Total accumulated amortization	(388,660)	(444,912)

Less: accumulated impairment	(2,805)	(2,776)

Intangible assets, net	333,715	277,257

Amortization expense for the years ended December 31, 2022, 2023 and 2024 were US$56,151, US$64,910 and US$57,120 respectively.

15.  Intangible assets, net (continued)

The estimated amortization expenses for each of the following five years are as follows:

Amortization expense
of intangible assets
US$

2025	55,345
2026	55,125
2027	52,811
2028	51,128
2029	15,101

The weighted average amortization periods of intangible assets as of December 31, 2023 and 2024 are as below:

December 31,
	2023	2024

Trademark	10 years	10 years
Customer relationships	5 years	5 years
License	15 years	15 years
Operating rights	2 years	2 years
Software	4 years	7 years
Domain names	15 years	14 years
Technology	6 years	6 years
Others	10 years	10 years